Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenues	$ 25,339,497	$ 11,985,055	$ 3,318,833
Net revenues from related parties		294,666	3,659,421
Total revenues	25,339,497	12,279,721	6,978,254
Cost of revenues	17,077,129	7,182,081	778,903
Cost of revenues from related party		556,692	2,984,968
Total cost of revenues	17,077,129	7,738,773	3,763,871
Gross profit	8,262,368	4,540,948	3,214,383
Operating expenses:
Selling, general and administrative	5,575,086	3,146,521	1,643,313
Total operating expenses	5,575,086	3,146,521	1,643,313
Income from operations	2,687,282	1,394,427	1,571,070
Interest expense	242,707	155,553	164,613
Interest income	(112,592)	(5,091)	(2,612)
Government grants	(513,538)	(1,750,726)
Other expenses	3,956	12,534	10,642
Total other expense (income)	(379,467)	(1,587,730)	172,643
Income before income tax provisions	3,066,749	2,982,157	1,398,427
Income tax provisions	475,818	548,437	452,850
Net income	2,590,931	2,433,720	945,577
Other comprehensive income (loss)
Foreign currency translation adjustment	535,810	(383,947)	(166,349)
Total comprehensive income	$ 3,126,741	$ 2,049,773	$ 779,228
Earnings per common share
Basic	$ 0.26	$ 0.28	$ 0.12
Diluted	$ 0.26	$ 0.28	$ 0.10
Weighted average number of common shares outstanding
Basic	9,864,479	8,767,738	8,200,000
Diluted	9,864,479	8,767,738	9,160,087